Appendix V: Interest-Bearing Debt (Tables)	12 Months Ended
Dec. 31, 2022
Appendix V: Interest-Bearing Debt [Abstract]
Schedule of Interest-Bearing Debt
Interest-bearing debt arranged or repaid in 2022 mainly includes the following:

Description	Limit 12/31/2022 (million euros)	Currency	Outstanding balance 12/31/2022 (million euros)	Arrangement date	Maturity date	Drawndown 2022 (million euros)	Repayment 2022 (million euros)
Telefónica, S.A.
Bilateral loan	—	EUR	150	09/26/2022	12/15/2032	150	—
Sustainable syndicated (1)	5,500	EUR	—	03/15/2018	01/13/2027	—	—
Bilateral loan	125	EUR	—	12/23/2022	06/23/2033	—	—
Colombia Telecomunicaciones S.A. E.S.P.
Bilateral loan (2)	—	USD	—	03/24/2020	01/26/2022	—	117
Telefónica Brasil, S.A.
Bilateral loan	—	USD	199	04/04/2022	09/28/2023	199	—
Bluevia Fibra S.L.U.
Syndicated	360	EUR	245	11/16/2022	12/20/2027	245	—
Telxius Telecom, S.A.
Syndicated	300	EUR	201	12/01/2017	12/01/2024	100	70

(1) On January 13, 2022 there was maturity extension of the sustainability-linked syndicated loan facility for 5,500 million euros. The loan has two annual extension options at Telefónica, S.A. request with a maturity maximum up to 2029 (see Note 29.d).
(2) On January 26, 2022 there was an early repayment for 132 million dollars of the bilateral loan originally scheduled to mature in 2023.
The main debentures and bonds issued by the Group in 2022 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN Bond	04/05/2022	07/13/2040	100	100	EUR	1.864%
EMTN Bond (1)	05/25/2022	05/25/2031	1,000	1,000	EUR	2.592%
Telefónica Brasil, S.A.
Debentures (1)	07/14/2022	07/12/2027	2,000	359	BRL	1.35% CDI
Debentures (1)	07/14/2022	07/12/2025	1,500	269	BRL	1.12% CDI
(1) Debentures and sustainable bonds (See Note 29. d)
The main financing transactions at December 31, 2022 and 2021 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2022	12/31/2021	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	12	USD	12	72	02/22/2013	01/31/2023
Structured Financing (*)	27	USD	25	89	08/01/2013	10/31/2023
Structured Financing (*)	238	USD	223	288	12/11/2015	03/11/2026
Structured Financing (*)	161	EUR	161	221	12/11/2015	03/11/2026
Sustainable syndicated (1)	5,500	EUR	—	—	03/15/2018	01/13/2027
Bilateral loan	—	EUR	150	—	09/26/2022	12/15/2032
Bilateral loan	125	EUR	—	—	12/23/2022	06/23/2033
T. Brasil, S.A.
Bilateral loan	—	USD	199	—	04/04/2022	09/28/2023
Telefónica Germany GmbH & Co. OHG
EIB Financing	—	EUR	183	258	06/13/2016	06/13/2025
Sustainable syndicated	750	EUR	—	—	12/17/2019	12/17/2026
EIB Financing (Tranche 1)	—	EUR	300	300	12/18/2019	06/18/2029
EIB Financing (Tranche 2)	—	EUR	150	150	01/14/2020	07/14/2029
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan (2)	—	USD	—	117	03/24/2020	01/26/2022
Bilateral loan	—	COP	97	111	07/06/2021	03/19/2025
Telxius Telecom, S.A.
Syndicated	300	EUR	201	162	12/01/2017	12/01/2024
Bluevia Fibra S.L.U.
Syndicated	360	EUR	245	—	11/16/2022	12/20/2027
Telefónica Móviles Chile, S.A.
Bilateral loan	—	USD	133	124	04/17/2020	09/29/2023
(1) On January 13, 2022 there was maturity extension of the sustainability-linked syndicated loan facility for 5,500 million euros. The loan has two annual extension options at Telefónica, S.A. request with a maturity maximum up to 2029 (see Note 29.d).
(2) On January 26, 2022 there was an early repayment for 132 million dollars of the bilateral loan originally scheduled to mature in 2023.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.